FINANCING PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Financing Payable
FINANCING PAYABLE

NOTE 6 – FINANCING PAYABLE

On December 16, 2025, the Company entered into a financing arrangement for an insurance policy. The Company financed $464,000 of the insurance premiums with an interest rate of 7.5%. The Company is required to make 10 payments of $47,686 with the first payment being due on January 16, 2026. During the three months ended March 31, 2026, the Company made three payments totaling $143,063. As of March 31, 2026 and December 31, 2025, the balance of this financing arrangement was $324,800 and $464,000 and accrued interest was $1,288 and $1,160, respectively.

NOTE 5 – FINANCING PAYABLE

On December 16, 2024, the Company entered into a financing arrangement for an insurance policy. The Company financed $663,582 of the insurance premiums with an interest rate of 7.5%. The Company is required to make 10 payments of $68,642 with the first payment being due on January 16, 2025. During the year ended December 31, 2025, the company made all ten payments totaling $685,109, of which $663,582 was principal and $21,527 was interest. As of December 31, 2025 and 2024, the balance of this financing arrangement was $0 and $663,582, respectively.

On December 16, 2025, the Company entered into a financing arrangement for an insurance policy. The Company financed $464,000 of the insurance premiums with an interest rate of 7.5%. The Company is required to make 10 payments of $47,686 with the first payment being due on January 16, 2026. As of December 31, 2025 and 2024, the balance of this financing arrangement was $464,000 and $0 and accrued interest was $1,160 and $0, respectively.